Note 6. Equity Transactions: Stock Warrants, Modifications (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Proceeds from Warrant Exercises	$ 0	$ 0	$ 0	$ 121,952